Prepayments	12 Months Ended
Dec. 31, 2024
Prepayments [Abstract]
Prepayments	10. Prepayments
	2024	2023
Software license	3,631	2,750
Insurance	851	2,998
Other	1,098	942
Total	5,580	6,690

Current	5,157	5,571
Non-current	423	1,119